Annual Total Returns[BarChart] - Mid Cap Value Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.79%)	21.78%	34.39%	6.72%	(1.41%)	14.06%	14.47%	(15.02%)	30.14%	3.64%